Company Information - Tax audit on research tax credit (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2020	Aug. 01, 2017
Disclosure of other provisions [line items]
Mediator's waiver amount		€ 0.3
Provision for CIR related to tax audit for years 2013 to 2015
Disclosure of other provisions [line items]
Tax Collection Amount			€ 1.9
Provision for CIR risk related to tax audit for the year ended December 31, 2018
Disclosure of other provisions [line items]
French Research Tax Credit (CIR), payments received	€ 4.2
Provision for CIR risk related to tax audit for the year ended December 31, 2019
Disclosure of other provisions [line items]
French Research Tax Credit (CIR), payments received	€ 4.3